Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (33,811)	$ (18,281)	$ (9,632)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,512	61
Licensing or consulting fees paid in common stock	127	64
Depreciation and amortization	51	47	44
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(715)	(317)	71
Accounts payable	441	674	609
Accrued expenses	4,374	236	(18)
Other liabilities	(21)
Net cash used in operating activities	(27,042)	(17,516)	(8,926)
Cash flows from investing activities
Purchase of property and equipment	(128)	(3)	(111)
Net cash used in investing activities	(128)	(3)	(111)
Cash flows from financing activities
Proceeds from the issuance of common stock and restricted stock, net	40	51	3
Proceeds from initial public offering of common stock, net of commissions and underwriting discounts	96,255
Payment of offering costs	(2,285)
Net cash provided by financing activities	146,870	22,783	8,997
Net increase in cash and cash equivalents	119,700	5,264	(40)
Cash and cash equivalents at beginning of period	8,066	2,802	2,842
Cash and cash equivalents at end of period	127,766	8,066	2,802
Supplemental disclosure of non-cash investing and financing activities
Accretion of redeemable convertible preferred stock to redemption value	2,294	7	4
Conversion of redeemable convertible preferred stock to common stock	92,863
Series A Preferred Stock [Member]
Cash flows from financing activities
Proceeds from the issuance of preferred stock, net of issuance costs		22,732	8,994
Series B Preferred Stock [Member]
Cash flows from financing activities
Proceeds from the issuance of preferred stock, net of issuance costs	14,970
Series C Preferred Stock [Member]
Cash flows from financing activities
Proceeds from the issuance of preferred stock, net of issuance costs	$ 37,890